Fair value of assets and liabilities	12 Months Ended
Dec. 31, 2021
Fair value of assets and liabilities
Fair value of assets and liabilities (Does not include BOF-C)

16. Fair value of assets and liabilities

Valuation methodology

The table below sets forth the fair value of financial instruments grouped by the fair value level of hierarchy and techniques described in note 2 (Summary of significant accounting policies) at December 31, 2021:

($ in thousands)	Level 1	Level 2	Level 3	Total
Assets
Capital provision assets
Derivative financial instrument
Single case	-	-	617,088	617,088
Portfolio	-	-	1,618,963	1,618,963
Portfolio with equity risk	-	-	200,484	200,484
Legal risk management	-	-	2,550	2,550
Non-derivative/financial asset
Joint ventures and equity method investments	-	-	139,964	139,964
Other	-	-	2,083	2,083

Assets of consolidated investment companies
Complex strategies	-	-	12,855	12,855
Litigation finance (BOF-C)	-	-	306,478	306,478

Due from settlement			86,311	86,311

Marketable securities				-
Asset backed securities	-	56,285	-	56,285
Corporate bonds	-	84,003	-	84,003
Mutual funds	10,636	8,912	-	19,548
US treasuries & commercial paper	15,500	-	-	15,500
Total assets	26,136	149,200	2,986,776	3,162,112
Liabilities
Debt issued, at fair value*	648,754	422,872	-	1,071,626
Financial liabilities related to third-party interests in capital provision assets	-	-	398,595	398,595
Total liabilities	648,754	422,872	398,595	1,470,221
Net total	(622,618)	(273,672)	2,588,181	1,691,891
*	Debt issued is held at amortized cost in the consolidated financial statements, and the figures disclosed in the above tables represent the fair value equivalent amounts.

The Group has elected the fair value option for certain equity method investments, due from settlements of capital provision assets and financial liabilities relating to third-party interests in capital provision assets. Interest and dividend income on these assets are recognized as income when they are earned. There were no gains or losses recognized in other comprehensive income with respect to these assets and liabilities.

The key risk and sensitivity across all of the capital provision assets relates to the underlying litigation associated with each case that is underwritten and financed. The sensitivity to this Level 3 input is therefore considered to be similar across the different types of capital provision assets and is expressed as a portfolio-wide stress.

The table below sets forth the components of the total assets and liabilities at each fair value level at December 31, 2020:

($ in thousands)	Level 1	Level 2		Level 3	Total
Assets
Capital provision assets
Derivative financial instrument
Single case	-	-		594,502	594,502
Portfolio	-	-		1,581,794	1,581,794
Legal risk management	-	-		2,213	2,213
Non-derivative/Financial asset
Joint ventures and equity method investments	-	-		130,557	130,557
Other	-	-		2,083	2,083

Assets of consolidated investment companies
Complex strategies	-	-		85,166	85,166
Litigation finance (BOF-C)	-	-		168,427	168,427

Due from settlement	-	-		30,708	30,708

Marketable securities
Corporate bonds	-	5,137		-	5,137
Mutual funds	11,457	-		-	11,457
Total assets	11,457	5,137		2,595,450	2,612,044
Liabilities
Debt issued, at fair value*	646,083	-		-	646,083
Financial liabilities for third-party interests in capital provision assets	-	-		400,660	400,660
Total liabilities	646,083	-	-	400,660	1,046,743
Net total	(634,626)	5,137		2,194,790	1,565,301
*	Debt issued is held at amortized cost in the consolidated financial statements, and the figures disclosed in the above tables represent the fair value equivalent amounts.

Movements in Level 3 fair value assets and liabilities

The table below sets forth the analysis of the movements in the level 3 financial assets and liabilities for the year ended December 31, 2021:

			Transfers				Foreign
	At January 1,	Transfers	between			Income for	exchange	At December 31,
($ in thousands)	2021	into level 3	types	Additions	Realizations	the period	gains/(losses)	2021
Single case	594,502	-	(2,727)	133,131	(206,573)	99,346	(591)	617,088
Portfolio	1,581,794	-	2,727	84,074	(59,070)	12,703	(3,265)	1,618,963
Legal risk management	2,213	-	-	156	-	375	(194)	2,550
Portfolio with equity risk	-	-	-	212,384	-	(11,900)	-	200,484
Joint ventures and equity method investments	130,557	-	-	19,327	(1,799)	2,742	(10,863)	139,964
Other	2,083	-	-	-	-	-	-	2,083
Complex strategies	85,166	-	-	-	(81,022)	8,711	-	12,855
Litigation finance (BOF-C)	168,427	-	-	224,893	(106,684)	19,842	-	306,478
Total capital provision assets	2,564,742	-	-	673,965	(455,148)	131,819	(14,913)	2,900,465
Due from settlement	30,708	-	-	455,148	(399,705)	160		86,311
Total level 3 assets	2,595,450	-	-	1,129,113	(854,853)	131,979	(14,913)	2,986,776
Financial liabilities for third-party interests in capital provision assets	400,660	-	-	-	(37)	(2,028)	-	398,595
Total level 3 liabilities	400,660	-	-	-	(37)	(2,028)	-	398,595

The table below sets forth the analysis of the movements in the level 3 financial assets and liabilities for the year ended December 31, 2020:

			Transfers				Foreign
	At January 1,	Transfers	between			Income for	exchange	At December 31,
($ in thousands)	2020	into level 3	types	Additions	Realizations	the period	gains/(losses)	2020
Single case	412,167	-	47,597	125,463	(166,461)	172,405	3,331	594,502
Portfolio	1,469,926	-	38,531	89,119	(172,925)	154,134	3,009	1,581,794
Legal risk management	1,619	-	-	-	-	414	180	2,213
Asset recovery	86,128	-	(86,128)	-	-	-	-	-
Joint ventures and equity method investments	110,608	-	-	11,373	(1,314)	(824)	10,714	130,557
Other	2,083	-	-	-	-	-	-	2,083
Complex strategies	192,356	49,950	-	-	(173,049)	15,909	-	85,166
Litigation finance (BOF-C)	106,599	-	-	71,188	(19,663)	10,303	-	168,427
Total capital provision assets	2,381,486	49,950	-	297,143	(533,412)	352,341	17,234	2,564,742
Due from settlement	52,514	-	-	526,588	(548,593)	199	-	30,708
Total level 3 assets	2,434,000	49,950	-	823,731	(1,082,005)	352,540	17,234	2,595,450
Financial liabilities for third-party interests in capital provision assets	401,444	-	-	224	-	(1,008)	-	400,660
Total level 3 liabilities	401,444	-	-	224	-	(1,008)	-	400,660

There were no gains or losses recognized in other comprehensive income with respect to these assets and liabilities.

All transfers into and out of Level 3 are recognized as if they have taken place at the beginning of each reporting period. There were no transfers into Level 3 during the year ended December 31, 2021, and transfers into Level 3 during the year ended December 31, 2020, of $49,950,000 related to assets where the underlying asset no longer has a quoted price and becomes subject to the Group’s valuation methodology for Level 3 financial instruments as set forth in the accounting policies in note 2 (Summary of significant accounting policies).

Sensitivity of Level 3 valuations

For the vast majority of the Group’s legal finance assets, valuation relates to objective events in the litigation process. If there have been no objective events, the Group typically assesses the fair value of its legal finance assets to be equivalent to the cost of the assets in line with its valuation policy and the absence of an objective event impacting valuation assessment. The valuation policy assigns valuation changes in fixed ranges based on these objective events. The valuation policy discounts the impact of the objective events commensurate with the remaining litigation risk, including both the likelihood of a positive outcome and the time required to reach that outcome. Because the Group’s legal finance assets are typically relatively short in tenor (two to three years), no additional discounting explicitly for the time value of money is usually applied. Instead, the potential impact of timing is encompassed in the applicable value range. In a small number of instances, the Group has the benefit of a secondary sale of a portion of an asset. When that occurs, the market evidence is factored into the valuation process, and results on portfolios with multiple fair value factors are presented based on whether the portfolios are in an overall positive or negative fair value position. The more robust the market testing of value is, the more weight that is accorded to the market price.

The tables below set forth a stratification of the Group’s capital provision direct and indirect Level 3 assets into different categories of fair valuation factors (reflecting the objective litigation events) that underlie the valuation of those assets at December 31, 2021 and 2020:

At December 31, 2021

		Positive fair value adjustments							Negative fair value adjustments
							Weighted							Weighted
		Total		Aggregate			average	(2)	Total		Aggregate			average
($ in thousands)	Unobservable	carrying		FV			FV		carrying		FV			FV
Asset fair valuation factors	inputs	value	Cost	adjustment	Range		adjustment %	(1)	value	Cost	adjustment	Range		adjustment %	(5)
Market transactions(4)	Litigation risk	1,160,354	57,128	1,103,225	NA	(3)	NA	(3)	-	-	-	NA	(3)	NA	(3)
Ruling or other objective pre-trial event	Litigation risk	161,718	103,059	58,659	30% to 50%		31%		6,742	10,783	(4,041)	-32% to 60%		(33)%
Trial court judgment or tribunal award	Litigation risk	78,938	41,879	37,059	50% to 60%		47%		669	1,505	(836)	-80% to -80%		0%
Appeal judgment	Litigation risk	24,776	16,620	8,156	17% to 80%		20%		-	-	-	-100% to -100%		0%
Settlements	Litigation risk	95,788	63,148	32,640	10% to 100%		43%		9,653	23,898	(14,245)	-9% to -170%		0%
Held at cost	Litigation risk	818,805	795,988	22,818	0%		NA***		1,018	5,954	(4,936)	0		NA	(3)
Portfolios with multiple FV factors(6)	Litigation risk	283,643	194,608	89,035	-100% to 80%		(53)%		7,248	14,282	(7,034)	-60% to -60%		0%
Priced at cost plus accrued interest	Litigation risk	-	-	-	0%		0%		12,855	11,156	1,699	0		NA	(3)
Discounted cash flow	Discount rate	-	-	-	0%		0%		235,212	250,797	(15,585)	12.9%		12.9%
Discounted cash flow	Resolution timing	-	-	-	0%		0%		-	-	-	9 to 69 months		38 months
Discounted cash flow	Conversion ratio	-	-	-	0%		0%		-	-	-	5.4		5.4
Other	Litigation risk	2,551	-	2,551	-100% to 80%		100%		495	3,280	(2,785)	-100% to -100%		0%
Total capital provision assets		2,626,573	1,272,430	1,354,143					273,892	321,655	(47,763)
Due from settlement:
Held at cost		86,311	-	86,311
Total level 3 assets		2,712,884	1,272,430	1,440,454					273,892	321,655	(47,763)
(1)	As percentage of expected recovery above cost.
(2)	Weighted by fair value of asset.
(3)	Not valued based on a percentage of expected recovery.
(4)	Although market transactions are a significant input into the valuation of these assets, the nature of these market transactions and the influence of other factors on valuation causes these assets to be characterized as Level 3 rather than Levels 1 or 2.
(5)	As percentage of cost.
(6)	Portfolios where the underlying cases have multiple FV factors: If a portfolio’s cases have only one FV factor, the portfolio is categorized with that factor. FV adjustment statistics for portfolios represent the weighted average, maximum and minimum adjustments for the underlying cases in those portfolios.
(7)	Weighted by cost of asset.

($ in thousands)
Total capital provision level 3 assets	Carrying value	Cost	Unrealized gain
Capital provision-direct	2,887,610	1,582,929	1,304,681
Capital provision-indirect	12,855	11,156	1,699
Total capital provision	2,900,465	1,594,085	1,306,380

At December 31, 2020

		Positive fair value adjustments							Negative fair value adjustments
							Weighted						Weighted
		Total		Aggregate			average (2)	Total		Aggregate			average (7)
($ in thousands)	Unobservable	carrying		FV			FV	carrying		FV			FV
Asset fair valuation factors	inputs	value	Cost	adjustment	Range		adjustment % (1)	value	Cost	adjustment	Range		adjustment % (5)
Market transactions(4)	Litigation risk	1,159,533	47,988	1,111,545	NA	(3)	NA*** (3)	-	-	-	NA	(3)	NA (3)
Ruling or other objective pre-trial event	Litigation risk	227,252	148,840	78,412	0%-50%	%	33%	6,413	10,198	(3,785)	-32% to -60%		(37)%
Trial court judgment or tribunal award	Litigation risk	67,252	35,910	31,342	35%-60%	%	50%	196	980	(784)	-80% to -80%		(80)%
Appeal judgment	Litigation risk	32,148	21,242	10,906	20%-80%	%	37%	500	1,000	(500)	(50)%		(50)%
Settlements	Litigation risk	88,827	64,091	24,736	11%-80%	%	40%	12,000	29,875	(17,875)	-9% to -70%		(62)%
Held at cost	Litigation risk	580,190	580,190	-	NA	(3)	NA (3)	-	-	-	NA	(3)	NA (3)
Portfolios with multiple FV factors(6)	Litigation risk	296,405	202,832	93,573	-100%-60%	%	36%	6,152	13,186	(7,034)	(60)%		(60)%
Priced at cost plus accrued interest	Litigation risk	72,038	60,991	11,047	NA	(3)	NA (3)	13,128	14,826	(1,698)	NA	(3)	NA (3)
Other	Litigation risk	2,213	-	2,213	100%-100%	%	100%	495	3,280	(2,785)	(85)%		(85)%
Total capital provision assets		$2,525,858	$1,162,084	$1,363,774				$38,884	73,345	(34,461)
Due from settlement:
Held at cost		30,708	-	30,708				-	-	-
Total level 3 assets		$2,556,566	$1,162,084	$1,394,482				38,884	73,345	(34,461)
(1)	As percentage of expected recovery above cost.
(2)	Weighted by fair value of asset.
(3)	Not valued based on a percentage of expected recovery.
(4)	Although market transactions are a significant input into the valuation of these assets, the nature of these market transactions and the influence of other factors on valuation causes these assets to be characterized as Level 3 rather than Levels 1 or 2.
(5)	As percentage of cost.
(6)	Portfolios where the underlying cases have multiple FV factors: If a portfolio’s cases have only one FV factor, the portfolio is categorized with that factor. FV adjustment statistics for portfolios represent the weighted average, maximum and minimum adjustments for the underlying cases in those portfolios.
(7)	Weighted by cost of asset.

($ in thousands)
Total capital provision level 3 assets	Carrying value	Cost	Unrealized gain
Capital provision-direct	2,479,576	1,159,612	1,319,964
Capital provision-indirect	85,166	75,817	9,349
Total capital provision	2,564,742	1,235,429	1,329,313

Following origination, the Group engages in a review of each capital provision asset’s fair value in connection with the preparation of the consolidated financial statements. At December 31, 2021, should the value of those instruments have been 10% higher or lower than provided for in the Group’s fair value estimation, while all other variables remained constant, the Group’s income and net assets would have increased and decreased respectively by $258,818,000 (2020: $219,479,000). The sensitivity impact has been provided on a pre-tax basis on both income and net assets as the Group considers the fluctuation in the Group’s effective tax rate from period to period could indicate changes in sensitivity not driven by the valuation that are difficult to follow and detract from the comparability of this information.

Reasonably possible alternative assumptions

The determination of fair value for capital provision assets, derivative financial liabilities and asset subparticipations involves significant judgments and estimates. While the potential range of outcomes for the assets is wide, the Group’s fair value estimation is its best assessment of the current fair value of each asset. Such estimate is inherently subjective, being based largely on an assessment of how individual events have changed the possible outcomes of the asset and their relative probabilities and hence the extent to which the fair value has altered. The aggregate of the fair values selected falls within a wide range of reasonably possible estimates. In the Group’s opinion, there is no useful alternative valuation that would better quantify the market risk inherent in the portfolio and there are no inputs or variables to which the values of the assets are correlated.